Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Preferred Stock [Abstract]
PREFERRED STOCK

NOTE 12. PREFERRED STOCK

Series B and C Convertible Preferred Stock

At June 30, 2025, there were 63 Series C Convertible Preferred Stock issued and outstanding. During the three months ended June 30, 2025, 37 Series C Preferred Stock were converted into 163,262 shares of Common Stock.

On May 14, 2025, the Company entered into an Amendment and the Exchange Agreement with the Lender pursuant to which the Company shall authorize one or more series of a new series B convertible preferred stock of the Company, $0.0001 par value, the terms of which are set forth in a certificate of designation for such series of preferred stock designated as Series B-1 Convertible Preferred Stock, $0.0001 par value (the “Series B Preferred Stock”), which Series B Preferred Stock shall be convertible into shares of Common Stock. The Exchange Agreement provides that the Holder shall have the option to exchange some or all of the amounts outstanding under the Original Notes. At the initial closing the Lender determined to convert $1,284,881, which is the principal amount plus all accrued interest due under the August 2024 Convertible Note, into 100 shares of Series B Preferred Stock, and such shares of Common Stock issuable pursuant to the terms of the Series B Preferred Stock, including, without limitation, upon conversion or otherwise, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended (the “Securities Act”).

In connection with the Amendment and Exchange Agreement, the Series B Preferred Stock shares were valued at $851,000 as of May 14, 2025 as part of the conversion from notes payable to preferred stock. The fair value of the Series B Preferred Stock was estimated using a market approach based on the underlying common stock price as of the agreement date and accounted for as an extinguishment of debt. The following terms were used as part of the exchange: conversion rate of 15 common shares per preferred share, conversion rate of $46,000 and stated value of $40,000 per preferred share. The gain on the conversion of fair value of the Series B Preferred Stock was $433,881 for the three months ended June 30, 2025, and is reported with Other (income) expense in our unaudited condensed consolidated statements of operations.

On June 20, 2025, the Company entered into a Second Amendment and Exchange Agreement (the “Second Exchange Agreement”) with the Lender pursuant to which the Company shall authorize one or more series of a new series C convertible preferred stock of the Company, the terms of which are set forth in a certificate of designation for such series of preferred stock designated as Series C Convertible Preferred Stock, $0.0001 par value (the “Series C Preferred Stock”), which Series C Preferred Stock shall be convertible into shares of Common Stock. The Second Exchange Agreement provides that the Holder shall have the option to exchange (a) some or all of the amounts outstanding under the Original Notes, and (b) the 100 shares of Series B Preferred Stock. At the initial closing the Lender determined to convert the 100 shares of Series B Preferred Stock, into 100 shares of Series C Preferred Stock, and such shares of Common Stock issuable pursuant to the terms of the Series C Preferred Stock, including, without limitation, upon conversion or otherwise, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act.

The Second Exchange Agreement provides further that, subject to the terms and conditions set forth in this Second Exchange Agreement, the Lender may require the Company to participate in one or more Additional Exchanges to exchange such portion of the amounts outstanding under the remaining Original Notes as set forth in such applicable closing notice related to such exchange into such aggregate number of shares of such new series of Series C Preferred Stock as set forth in such additional closing notice related to such exchange, and such shares of Common Stock issuable pursuant to the terms of Series C Preferred Stock, including, without limitation, upon conversion of the shares of Series C Preferred Stock held by the Lender or otherwise, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act.

In connection with the Second Exchange Agreement, the Board of Directors of the Company has approved and authorized the filing with the Secretary of State of the State of Delaware a Certificate of Designations, Preferences and Rights of Series C Convertible Preferred Stock of ECD Automotive Design, Inc. (the “Series C Certificate”) to authorize the Series C Preferred Stock as required by the Second Exchange Agreement.

Dividends

Unless converted or redeemed, the holder of Series C Preferred Stock shall receive an annual dividend at a rate of 5% per annum payable in arrears on a quarterly basis commencing on October 1, 2025 (each a “Dividend Date”). Dividends shall be payable to each holder of Series C Preferred Stock by increasing the stated value of each such share of Series C Preferred Stock on a dollar-for-dollar basis, or at the option of the Company to pay such dividends in cash.

Conversion Rights

At any time after issuance, the Series C Preferred Stock are convertible, in whole or in part, at the holder’s option, into shares of the Company’s common stock, par value $0.0001 per share at the a conversion price of $8.00 per share (the “Conversion Price”), subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. Upon the Lender’s conversion of the Series C Preferred Stock, the shares underlying the Series B Preferred Stock shall be equal to the number of shares of Series C Preferred Stock to be converted at a 15% premium to the stated value thereof plus any accrued and unpaid dividends, and accrued and unpaid late charges on such dividends, if any (the “Conversion Rate”).

Alternate Optional Conversion. From and after the occurrence of a triggering event, each holder may alternatively elect to convert the Series C Preferred Stock into shares of our Common Stock at the “Alternate Conversion Price”, which is equal to the lowest of:

●	The Conversion Price then in effect; and

●	the greater of:

○	The floor price then in effect; and

○	85% of the lowest volume weighted average price of our Common Stock during the 10 consecutive trading days immediately prior to the date on which we received written notice of such conversion from such holder.

The floor price is equal to $4.00. The conversion price is also subject to a downward adjustment if the Company fails to satisfy certain performance conditions set forth in the Second Exchange Agreement.

Series A Convertible Preferred Stock

At June 30, 2025, there were 375 Series A Convertible Preferred Stock issued and outstanding. During the three months ended June 30, 2025, 250 Series A Preferred Stock were converted into 25,000 shares of Common Stock.

At December 31, 2024 there were 163 shares of Series A Convertible Preferred Stock issued and outstanding. On August 30, 2024, the holders of 463 shares of Series A Convertible Preferred Stock converted such shares for 46,250 shares of common stock. In January 2025, the conversion of such preferred shares was reversed by the Company’s transfer agent and the holder was issued 463 shares of Series A Convertible Preferred Stock. The Series A Convertible Preferred Stock shall rank senior to all shares of Common Stock, and to all other classes or series of capital stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Dividend Rights

From and after the first date of issuance of any initial shares of Series A Convertible Preferred Stock (the “Initial Issuance Date”) and prior to the date of the initial exercise of the Preferred Warrants (the “Initial Preferred Warrant Exercise Date”), unless a triggering event has occurred and is continuing, holders of Series A Convertible Preferred Stock shall not be entitled to dividends. From and after the Initial Preferred Warrant Exercise Date, dividends on the Series A Convertible Preferred Stock shall commence accruing and shall be computed on the basis of a 360-day year and twelve 30-day months and shall be payable in arrears for on the first trading day of each fiscal quarter (each, an “Dividend Date”). Dividends shall be payable on each Dividend Date, to each record holder of Series A Convertible Preferred Stock on the applicable Dividend Date, in shares of Common Stock (“Dividend Shares”) so long as there has been no Equity Conditions Failure; provided however, that the Company may, at its option following notice to each holder, pay dividend on any Dividend Date in cash (“Cash Dividend”) or in a combination of Cash Dividend and Dividend Shares.

Liquidation Preference

In the event of a liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the stockholders of Series A Convertible Preferred Stock shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of junior stock, but pari passu with any parity stock then outstanding, an amount per share of Series A Convertible Preferred Stock equal to the sum of (i) the Black Scholes Value (as defined in the Common Warrants) with respect to the outstanding portion of all Common Warrants held by such holder (without regard to any limitations on the exercise thereof) as of the date of such event and (ii) the greater of (A) 125% of the Conversion Amount (as defined below) of such Series A Convertible Preferred Stock on the date of such payment and (B) the amount per share such holder would receive if such holder converted such Series A Convertible Preferred Stock into Common Stock immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders and holders of shares of parity stock, then each holder and each holder of parity stock shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such holder and such holder of parity stock as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series A Convertible Preferred Stock and all holders of shares of parity stock.

Conversion and Redemption Rights

At any time after the Business Combination, each stockholder shall be entitled to convert any portion of the outstanding Series A Convertible Preferred Stock held by such stockholder into validly issued, fully paid and non-assessable shares of Common Stock. The number of shares of Common Stock issuable upon conversion of any Series A Convertible Preferred Stock shall be determined by dividing (i) the Conversion Amount (as defined in the Certificate of Designation) of such Series A Convertible Preferred Stock by (y) $10.00 (subject to adjustments). A stockholder’s ability to convert Series A Convertible Preferred Stock into shares of Common Stock is subject to a 4.99% blocker, such that a stockholder cannot convert Series A Convertible Preferred Stock into shares of Common Stock to the extent it will make the stockholder a beneficial owner of more than 4.99% of the Common Stock.

The stockholders of Series A Convertible Preferred Stock have redemption rights upon the occurrence of a Triggering Event (as defined in the Certificate of Designation). The Company has the right to redeem all or any part of Series A Convertible Preferred Stock then outstanding.

Voting and Other Preferred Rights

Holders of Series A Convertible Preferred Stock shall have no voting rights, except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designations.

NOTE 16. REDEEMABLE PREFERRED STOCK

The Company is authorized to issue 20,000,000 shares of preferred stock with a par value of $0.0001 per share. At December 31, 2023 there were 625 shares of preferred stock issued and outstanding. On August 30, 2024, the holders of 463 shares of preferred stock converted such shares for 46,250 shares of common stock and as of December 31, 2024, there were 163 shares of preferred stock issued and outstanding. In January 2025, the conversion of such preferred shares was reversed by the Company’s transfer agent and the holder was issued 463 shares of preferred stock (See Note 18). The 163 shares represent Series A Convertible Preferred Stock (discussed below). The Series A Convertible Preferred Stock shall rank senior to all shares of Common Stock, and to all other classes or series of capital stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Dividend Rights

From and after the first date of issuance of any initial shares of Series A Convertible Preferred Stock (the “Initial Issuance Date”) and prior to the date of the initial exercise of the Preferred Warrants (the “Initial Preferred Warrant Exercise Date”), unless a triggering event has occurred and is continuing, holders of Series A Convertible Preferred Stock shall not be entitled to dividends. From and after the Initial Preferred Warrant Exercise Date, dividends on the Series A Convertible Preferred Stock shall commence accruing and shall be computed on the basis of a 360-day year and twelve 30-day months and shall be payable in arrears for on the first trading day of each fiscal quarter (each, an “Dividend Date”). Dividends shall be payable on each Dividend Date, to each record holder of Series A Convertible Preferred Stock on the applicable Dividend Date, in shares of Common Stock (“Dividend Shares”) so long as there has been no Equity Conditions Failure; provided however, that the Company may, at its option following notice to each holder, pay dividend on any Dividend Date in cash (“Cash Dividend”) or in a combination of Cash Dividend and Dividend Shares.

Liquidation Preference

In the event of a liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the stockholders of Series A Convertible Preferred Stock shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of junior stock, but pari passu with any parity stock then outstanding, an amount per share of Series A Convertible Preferred Stock equal to the sum of (i) the Black Scholes Value (as defined in the Common Warrants) with respect to the outstanding portion of all Common Warrants held by such holder (without regard to any limitations on the exercise thereof) as of the date of such event and (ii) the greater of (A) 125% of the Conversion Amount (as defined below) of such Series A Convertible Preferred Stock on the date of such payment and (B) the amount per share such holder would receive if such holder converted such Series A Convertible Preferred Stock into Common Stock immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders and holders of shares of parity stock, then each holder and each holder of parity stock shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such holder and such holder of parity stock as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series A Convertible Preferred Stock and all holders of shares of parity stock.

Conversion and Redemption Rights

At any time after the Business Combination, each stockholder shall be entitled to convert any portion of the outstanding Series A Convertible Preferred Stock held by such stockholder into validly issued, fully paid and non-assessable shares of Common Stock. The number of shares of Common Stock issuable upon conversion of any Series A Convertible Preferred Stock shall be determined by dividing (i) the Conversion Amount (as defined in the Certificate of Designation) of such Series A Convertible Preferred Stock by (y) $10.00 (subject to adjustments). A stockholder’s ability to convert Series A Convertible Preferred Stock into shares of Common Stock is subject to a 4.99% blocker, such that a stockholder cannot convert Series A Convertible Preferred Stock into shares of Common Stock to the extent it will make the stockholder a beneficial owner of more than 4.99% of the Common Stock.

The stockholders of Series A Convertible Preferred Stock have redemption rights upon the occurrence of a Triggering Event (as defined in the Certificate of Designation). The Company has the right to redeem all or any part of Series A Convertible Preferred Stock then outstanding.

Voting and Other Preferred Rights

Holders of Series A Convertible Preferred Stock shall have no voting rights, except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designations.